FEDERAL INCOME TAX STATUS	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Tax Status [Line Items]
FEDERAL INCOME TAX STATUS	FEDERAL INCOME TAX STATUS
The Internal Revenue Service (IRS) determined and informed the Company by a letter dated December 18, 2013, that the Plan and related trust were designed as “qualified” in accordance with the applicable sections of the IRC. Although the Plan had been amended since the receipt of the determination letter, the Plan Administrator and the Plan’s tax counsel believe that the Plan is designed and is currently being operated in compliance with the applicable requirements of the IRC, and that the Plan and the related trust continue to be tax-exempt.

Accounting principles generally accepted in the United States of America require plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the organization has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.